Concentration of Risk and Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
Balance at beginning of period	$ 134	$ 100	$ 0
Provision	11	34	100
Reversal of provision	(24)	0	0
Write-off of provision	(34)	0	0
Balance at end of period	$ 87	$ 134	$ 100